Reporting Entity - Summary of the Movements in the Financial Statements Due to the Sale and Corresponding Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Amount of cash in the company	$ 11,765
Carrying amount of the company assets, without cash	35,560
Carrying amount of the company liabilities	(23,236)
Net Assets of the subsidiary	24,089
Non-controlling interest	(7,712)	$ (7,674)
GTH/ Nicaraguense de Aviacion participation	16,377
Portion of the consideration consisting of cash	(10,890)
Consideration received in cash	10,890
(Loss)/gain on the sale of the subsidiaries	(5,487)
Turbo leasing company Ltd [member]
Disclosure of subsidiaries [line items]
Amount of cash in the company	8,876
Carrying amount of the company assets, without cash	28,632
Carrying amount of the company liabilities	(19,507)
Net Assets of the subsidiary	18,001
Non-controlling interest	(5,769)
GTH/ Nicaraguense de Aviacion participation	12,232
Portion of the consideration consisting of cash	(6,425)
Consideration received in cash	6,425
(Loss)/gain on the sale of the subsidiaries	(5,807)
Aerotaxis La Costea SA [member]
Disclosure of subsidiaries [line items]
Amount of cash in the company	2,889
Carrying amount of the company assets, without cash	6,928
Carrying amount of the company liabilities	(3,729)
Net Assets of the subsidiary	6,088
Non-controlling interest	(1,943)
GTH/ Nicaraguense de Aviacion participation	4,145
Portion of the consideration consisting of cash	(4,465)
Consideration received in cash	4,465
(Loss)/gain on the sale of the subsidiaries	$ 320
Getcom Intl Investments SL [member]
Disclosure of subsidiaries [line items]
Amount of cash in the company		1,764
Carrying amount of the company assets, without cash		20,561
Carrying amount of the company liabilities		(6,980)
Net Assets of the subsidiary		15,345
Non-controlling interest		(7,674)
GTH/ Nicaraguense de Aviacion participation		7,671
Portion of the consideration consisting of cash		18,000
Portion of the consideration consisting of accounts receivables		250
Fair Value of the received consideration		18,250
Consideration received in cash		(18,000)
(Loss)/gain on the sale of the subsidiaries		$ 10,579